NOTE RECEIVABLES (Details Narrative) - USD ($)	Mar. 31, 2026	Apr. 28, 2023
IfrsStatementLineItems [Line Items]
Notes receivable	$ 5,255,000
New stonehenge limited [member]
IfrsStatementLineItems [Line Items]
Loans and receivable		$ 8,500,000